TRADE AND NOTES PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
TRADE AND NOTES PAYABLES
Trade payables		¥ 7,751,911	¥ 6,739,761
Notes payable		4,570,059	4,603,109
Total trade and notes payables	$ 1,893,852	12,321,970	11,342,870
USD
TRADE AND NOTES PAYABLES
Total trade and notes payables		¥ 56,000	¥ 22,000